Group assets and liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Group assets and liabilities
Sovereign debt		$ 44,258	$ 38,051
Other government bonds		3,897	4,038
Corporate bonds		34,624	34,538
Asset-backed securities		285	389
Total debt securities	[1]	83,064	77,016	[2]	$ 99,154	[2]
Loans		578	590	[2]	771	[2]
Equity securities and holdings in collective investment schemes	[1]	64,753	57,679	[2]	61,601	[2]
Other financial investments		7,725	6,844
Total financial investments		156,120	142,129		166,748
Investment properties		39	37	[2]	38	[2]
Cash and cash equivalents		4,751	5,514	[2],[3]	$ 7,170	[2],[3]	$ 8,018
Total investments		160,910	147,680
Within one year
Group assets and liabilities
Total financial investments		80,022	68,949
Indonesia
Group assets and liabilities
Sovereign debt		1,529	1,557
Singapore
Group assets and liabilities
Sovereign debt		4,542	4,731
Thailand
Group assets and liabilities
Sovereign debt		1,963	1,456
United Kingdom
Group assets and liabilities
Sovereign debt		92	4
United States
Group assets and liabilities
Sovereign debt		25,987	21,891
Vietnam
Group assets and liabilities
Sovereign debt		3,346	2,410
Other (predominantly Asia)
Group assets and liabilities
Sovereign debt		$ 6,799	6,002
Hong Kong
Group assets and liabilities
Share of estate within with-profits fund		10.00%
AAA
Group assets and liabilities
Other government bonds		$ 1,746	1,673
Corporate bonds		1,604	1,543
Asset-backed securities		230	318
AA+ to AA-
Group assets and liabilities
Other government bonds		166	153
Corporate bonds		4,090	3,892
Asset-backed securities		8	10
A+ to A-
Group assets and liabilities
Other government bonds		1,023	1,137
Corporate bonds		13,558	12,102
Asset-backed securities		37	34
BBB+ to BBB-
Group assets and liabilities
Other government bonds		384	503
Corporate bonds		12,236	13,185
Asset-backed securities		9	23
Below BBB- and unrated
Group assets and liabilities
Other government bonds		578	572
Corporate bonds		3,136	3,816
Asset-backed securities		1	4
Unrated
Group assets and liabilities
Securities excluding sovereign debt		1,181	1,152
Mortgage loans
Group assets and liabilities
Loans		148	140
Other loans
Group assets and liabilities
Loans		430	450
Direct equities
Group assets and liabilities
Equity securities and holdings in collective investment schemes		31,096	26,908
Collective investment schemes
Group assets and liabilities
Equity securities and holdings in collective investment schemes		33,657	30,771
Operating segments | Asia and Africa
Group assets and liabilities
Sovereign debt		44,258	38,051
Other government bonds		3,897	4,038
Corporate bonds		34,622	34,538
Asset-backed securities		285	389
Total debt securities		83,062	77,016
Loans		578	590
Equity securities and holdings in collective investment schemes		64,753	57,411
Other financial investments		5,097	5,095
Total financial investments		153,490	140,112
Investment properties		39	37
Cash and cash equivalents		3,161	3,705
Total investments		156,690	143,854
Operating segments | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		1,529	1,557
Operating segments | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		4,542	4,731
Operating segments | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		1,963	1,456
Operating segments | United Kingdom | Asia and Africa
Group assets and liabilities
Sovereign debt		92	4
Operating segments | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		25,987	21,891
Operating segments | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		3,346	2,410
Operating segments | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		6,799	6,002
Operating segments | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		1,746	1,673
Corporate bonds		1,604	1,543
Asset-backed securities		230	318
Operating segments | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		166	153
Corporate bonds		4,090	3,892
Asset-backed securities		8	10
Operating segments | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		1,023	1,137
Corporate bonds		13,557	12,102
Asset-backed securities		37	34
Operating segments | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		384	503
Corporate bonds		12,235	13,185
Asset-backed securities		9	23
Operating segments | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		578	572
Corporate bonds		3,136	3,816
Asset-backed securities		1	4
Operating segments | Mortgage loans | Asia and Africa
Group assets and liabilities
Loans		148	140
Operating segments | Other loans | Asia and Africa
Group assets and liabilities
Loans		430	450
Operating segments | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		31,096	26,642
Operating segments | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		33,657	30,769
Operating segments | Insurance operations | Funds with policyholder participation | Asia and Africa
Group assets and liabilities
Sovereign debt		34,471	31,311
Other government bonds		3,115	3,167
Corporate bonds		26,594	25,116
Asset-backed securities		217	279
Total debt securities		64,397	59,873
Loans		495	542
Equity securities and holdings in collective investment schemes		43,240	37,015
Other financial investments		2,893	3,010
Total financial investments		111,025	100,440
Cash and cash equivalents		1,054	1,563
Total investments		112,079	102,003
Operating segments | Insurance operations | Funds with policyholder participation | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		393	565
Operating segments | Insurance operations | Funds with policyholder participation | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		3,006	3,240
Operating segments | Insurance operations | Funds with policyholder participation | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		2
Operating segments | Insurance operations | Funds with policyholder participation | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		23,552	21,580
Operating segments | Insurance operations | Funds with policyholder participation | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		3,143	2,263
Operating segments | Insurance operations | Funds with policyholder participation | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		4,375	3,663
Operating segments | Insurance operations | Funds with policyholder participation | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		1,533	1,480
Corporate bonds		1,214	1,094
Asset-backed securities		174	228
Operating segments | Insurance operations | Funds with policyholder participation | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		120	112
Corporate bonds		2,716	2,356
Asset-backed securities		6	7
Operating segments | Insurance operations | Funds with policyholder participation | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		689	765
Corporate bonds		10,918	9,233
Asset-backed securities		30	25
Operating segments | Insurance operations | Funds with policyholder participation | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		271	327
Corporate bonds		9,466	9,515
Asset-backed securities		7	17
Operating segments | Insurance operations | Funds with policyholder participation | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		502	483
Corporate bonds		2,280	2,918
Asset-backed securities			2
Operating segments | Insurance operations | Funds with policyholder participation | Mortgage loans | Asia and Africa
Group assets and liabilities
Loans		65	92
Operating segments | Insurance operations | Funds with policyholder participation | Other loans | Asia and Africa
Group assets and liabilities
Loans		430	450
Operating segments | Insurance operations | Funds with policyholder participation | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		18,711	15,000
Operating segments | Insurance operations | Funds with policyholder participation | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		24,529	22,015
Operating segments | Insurance operations | Unit-linked | Asia and Africa
Group assets and liabilities
Sovereign debt		2,005	1,812
Other government bonds		274	344
Corporate bonds		2,261	2,859
Asset-backed securities		3	7
Total debt securities		4,543	5,022
Equity securities and holdings in collective investment schemes		19,621	18,139
Other financial investments		396	379
Total financial investments		24,560	23,540
Cash and cash equivalents		647	749
Total investments		25,207	24,289
Operating segments | Insurance operations | Unit-linked | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		611	589
Operating segments | Insurance operations | Unit-linked | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		607	507
Operating segments | Insurance operations | Unit-linked | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		4
Operating segments | Insurance operations | Unit-linked | United Kingdom | Asia and Africa
Group assets and liabilities
Sovereign debt		5	4
Operating segments | Insurance operations | Unit-linked | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		84	54
Operating segments | Insurance operations | Unit-linked | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		30	12
Operating segments | Insurance operations | Unit-linked | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		664	646
Operating segments | Insurance operations | Unit-linked | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		94	85
Corporate bonds		147	181
Asset-backed securities		2	5
Operating segments | Insurance operations | Unit-linked | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		17	21
Corporate bonds		440	385
Asset-backed securities			1
Operating segments | Insurance operations | Unit-linked | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		95	139
Corporate bonds		460	524
Operating segments | Insurance operations | Unit-linked | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		57	77
Corporate bonds		714	1,325
Operating segments | Insurance operations | Unit-linked | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		11	22
Corporate bonds		500	444
Asset-backed securities		1	1
Operating segments | Insurance operations | Unit-linked | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		12,075	11,379
Operating segments | Insurance operations | Unit-linked | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		7,546	6,760
Operating segments | Insurance operations | Other business | Asia and Africa
Group assets and liabilities
Sovereign debt		7,754	4,831
Other government bonds		506	527
Corporate bonds		5,767	6,562
Asset-backed securities		65	103
Total debt securities		14,092	12,023
Loans		83	48
Equity securities and holdings in collective investment schemes		1,762	2,194
Other financial investments		1,707	1,599
Total financial investments		17,644	15,864
Investment properties		39	37
Cash and cash equivalents		1,287	1,266
Total investments		18,970	17,167
Operating segments | Insurance operations | Other business | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt		525	400
Operating segments | Insurance operations | Other business | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt		929	917
Operating segments | Insurance operations | Other business | Thailand | Asia and Africa
Group assets and liabilities
Sovereign debt		1,957	1,456
Operating segments | Insurance operations | Other business | United Kingdom | Asia and Africa
Group assets and liabilities
Sovereign debt		87
Operating segments | Insurance operations | Other business | United States | Asia and Africa
Group assets and liabilities
Sovereign debt		2,351	257
Operating segments | Insurance operations | Other business | Vietnam | Asia and Africa
Group assets and liabilities
Sovereign debt		173	135
Operating segments | Insurance operations | Other business | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		1,732	1,666
Operating segments | Insurance operations | Other business | AAA | Asia and Africa
Group assets and liabilities
Other government bonds		119	108
Corporate bonds		243	268
Asset-backed securities		54	85
Operating segments | Insurance operations | Other business | AA+ to AA- | Asia and Africa
Group assets and liabilities
Other government bonds		29	20
Corporate bonds		934	1,151
Asset-backed securities		2	2
Operating segments | Insurance operations | Other business | A+ to A- | Asia and Africa
Group assets and liabilities
Other government bonds		239	233
Corporate bonds		2,179	2,345
Asset-backed securities		7	9
Operating segments | Insurance operations | Other business | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Other government bonds		56	99
Corporate bonds		2,055	2,344
Asset-backed securities		2	6
Operating segments | Insurance operations | Other business | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		63	67
Corporate bonds		356	454
Asset-backed securities			1
Operating segments | Insurance operations | Other business | Mortgage loans | Asia and Africa
Group assets and liabilities
Loans		83	48
Operating segments | Insurance operations | Other business | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		182	202
Operating segments | Insurance operations | Other business | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		1,580	1,992
Operating segments | Eastspring | Asia and Africa
Group assets and liabilities
Sovereign debt		28	97
Other government bonds		2
Corporate bonds			1
Total debt securities		30	98
Equity securities and holdings in collective investment schemes		130	63
Other financial investments		101	107
Total financial investments		261	268
Cash and cash equivalents		173	127
Total investments		434	395
Operating segments | Eastspring | Indonesia | Asia and Africa
Group assets and liabilities
Sovereign debt			3
Operating segments | Eastspring | Singapore | Asia and Africa
Group assets and liabilities
Sovereign debt			67
Operating segments | Eastspring | Other (predominantly Asia) | Asia and Africa
Group assets and liabilities
Sovereign debt		28	27
Operating segments | Eastspring | BBB+ to BBB- | Asia and Africa
Group assets and liabilities
Corporate bonds			1
Operating segments | Eastspring | Below BBB- and unrated | Asia and Africa
Group assets and liabilities
Other government bonds		2
Operating segments | Eastspring | Direct equities | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		128	61
Operating segments | Eastspring | Collective investment schemes | Asia and Africa
Group assets and liabilities
Equity securities and holdings in collective investment schemes		2	2
Unallocated to a segment
Group assets and liabilities
Corporate bonds		2
Total debt securities		2
Equity securities and holdings in collective investment schemes			268
Other financial investments		2,628	1,749
Total financial investments		2,630	2,017
Cash and cash equivalents		1,590	1,809
Total investments		4,220	3,826
Unallocated to a segment | A+ to A-
Group assets and liabilities
Corporate bonds		1
Unallocated to a segment | BBB+ to BBB-
Group assets and liabilities
Corporate bonds		$ 1
Unallocated to a segment | Direct equities
Group assets and liabilities
Equity securities and holdings in collective investment schemes			266
Unallocated to a segment | Collective investment schemes
Group assets and liabilities
Equity securities and holdings in collective investment schemes			$ 2

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2023 are $2,001 million of lent securities and assets subject to repurchase agreements (31 December 2022: $1,571 million)
[2]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.